Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets :
Restricted cash and investments	$ 1,955	$ 2,046
Current portion of net investment in finance lease	3,471	3,466
Interest receivable	183	256
Other current assets	0	2
Total current assets	5,609	5,770
Net investment in finance lease, less current portion	5,254	8,725
Deferred charges	44	63
Total assets	10,907	14,558
Current liabilities:
Accrued interest	214	286
Current portion of long-term debt	3,355	3,355
Other current liabilities	43	97
Total current liabilities	3,612	3,738
Long-term debt	6,712	10,067
Total liabilities	10,324	13,805
Equity:
Unclassified stock: 100 shares of $1 par value	0	0
Retained earnings	583	753
Total equity	583	753
Total liabilities and equity	$ 10,907	$ 14,558